Derivative financial instruments - Income (loss) recorded in comprehensive income (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Derivative Instruments, Gain (Loss) [Line Items]
Income tax effect	$ 4,409	$ (614)	$ 13,521	$ (11,286)
Net (loss) gain on derivatives, net of tax	(27,944)	3,315	(86,207)	70,513
Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Effective portion of change in fair market value of derivatives designated as accounting cash flow hedges:	(34,327)	1,180	(104,085)	76,439
Derivative premium and amortization
Derivative Instruments, Gain (Loss) [Line Items]
Effective portion of change in fair market value of derivatives designated as accounting cash flow hedges:	$ 1,974	$ 2,749	$ 4,357	$ 5,360